Allocation of Purchase Price Value of Assets Acquired and liabilities Assumed (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Apr. 30, 2012	Mar. 31, 2013 TransUnion Corp-Predecessor		Apr. 30, 2012 TransUnion Corp-Predecessor		Dec. 31, 2012 Crivo	Dec. 28, 2011 Crivo
Business Acquisition [Line Items]
Trade accounts receivable			$ 162.4		$ 162.4			$ 1.7
Property and equipment			112.9		112.9			10.8
Identifiable intangible assets	1,986.4	1,986.4	1,986.4		1,986.4		20.2	20.2
Goodwill			1,794.8	[1]	1,801.5	[2]		35.2	[3]
All other assets			302.3		302.3
Total assets acquired			4,358.8		4,365.5			67.9
Existing debt (including fair value adjustment)			(1,710.8)		(1,710.8)
All other liabilities			(945.4)		(948.7)
Less: noncontrolling interests			(109.9)		(113.3)			(11.2)
Net assets of acquired company			1,592.7		1,592.7			55.9
Total liabilities assumed								(12.0)
Purchase price of 80% ownership interest								$ 44.7

[1]	For tax purposes, $128.8 million of goodwill is tax deductible.
[2]	For tax purposes, $128.8 million of goodwill is tax deductible.
[3]	For tax purposes, none of the goodwill was initially tax deductible. However, as part of a restructuring in March 2012, Crivo merged with a holding company and the entire amount of goodwill shown above became tax deductible.